Stradley, Ronon, Stevens & Young, LLP
2005 Market Street, Suite 2600
Philadelphia, Pennsylvania 19103-7018
(215) 564-8000

September 14, 2021

VIA EDGAR TRANSMISSION

Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549
Attention: Jaea Hahn

RE:	Ivy Funds (the “Registrant”)
File Nos. 811-06569; 033-45961

Dear Ms. Hahn:

On behalf of the Registrant, and pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “1933 Act”), please find transmitted herewith for filing via the EDGAR system Post-Effective Amendment No. 183 (the “Amendment”) to the Registrant’s Registration Statement on Form N-1A. The Registrant is filing this Amendment for the purposes of: (i) revising the investment strategies of the Registrant’s Delaware Ivy Pictet Targeted Return Bond Fund (the ”Return Bond Fund”) and Delaware Ivy Apollo Multi-Asset Income Fund (the “Multi-Asset Fund”); (ii) changing the sub-advisors for the Return Bond Fund and Multi-Asset Fund; (iii) changing the Return Bond Fund’s name to Delaware Ivy Total Return Bond Fund; and (iv) changing the Multi-Asset Fund’s name to Delaware Ivy Multi-Asset Income Fund.

Prior to the effective date of the Amendment, the Registrant intends to file a subsequent post-effective amendment, pursuant to Rule 485(b) under the 1933 Act, for the purposes of: (i) responding to any comments conveyed by the staff of the U.S. Securities and Exchange Commission on the Amendment and (ii) updating financial and certain other information.

As noted on the facing sheet, the Amendment relates only to the Return Bond Fund and the Multi-Asset Fund, and the Amendment does not affect the prospectuses and statements of additional information relating to the Registrant’s other series of shares.

If you have any questions or comments regarding this filing, please call me at (215) 564-8099.

Very truly yours,

/s/ Jonathan M. Kopcsik
Jonathan M. Kopcsik

cc:	Emilia Wang
Macquarie Investment Management
Bruce G. Leto